Legal Actions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 13, 2012	Dec. 31, 2014	Oct. 29, 2014	Aug. 05, 2013	Dec. 26, 2012	Aug. 10, 2010
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued		1,100
In re Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	6,600
Distribution to class merchants (percent)	0.10%
Distribution period to class merchants		8 months
In re Order of Posting Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters			$ 203	$ 203	$ 203	$ 203